PREPAYMENTS AND OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2012
PREPAYMENTS AND OTHER CURRENT ASSETS

6. PREPAYMENTS AND OTHER CURRENT ASSETS

Prepayments and other current assets are as follows:

	December 31, 2011	December 31, 2012	December 31, 2012
	RMB	RMB	US$
			(Note 3)
Receivable from equity method investee (Note 24)	0	9,750,000	1,564,983
Receivable from cost method investee (Note 8 <1>)	29,081,174	7,252,493	1,164,106
Accrued interest income	2,689,359	942,304	151,250
Prepayments and deposits	17,511,127	48,341,591	7,759,360
Others	16,778,481	9,735,816	1,562,706

	66,060,141	76,022,204	12,202,405